Loans (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Loan amount in RMB	$ 4,934,167	$ 10,708,334
Total short-term and long-term loans	4,741,126	1,797,638
Short-term loans	2,412,281	0
Total long-term loans - current portion	676,284	1,505,353
Total long-term loans - non-current portion	1,652,561	292,285
Huaneng Guicheng Trust Co Ltd [Member]
Total long-term loans - current portion	100,054	80,832
Long-term loans - non-current portion	48,999	57,988
China Guangfa Bank Co., Ltd. [Member]
Short-term loans	685,307	0
Industrial Bank Co., Ltd [Member]
Short-term loans	274,123	0
Bank of Beijing Hangzhou Branch [Member]
Short-term loans	411,184	0
Total long-term loans - current portion	0	1,124,622
Long-term loans - non-current portion	1,096,491	0
China Resources Shenzhen Investment Trust Co Ltd [Member]
Total long-term loans - current portion	82,237	159,321
Long-term loans - non-current portion	0	93,719
Jiangsu Suning Bank Member
Total long-term loans - current portion	186,472	140,578
Long-term loans - non-current portion	32,261	140,578
WeBank Co., Ltd [Member]
Total long-term loans - current portion	285,934	0
Long-term loans - non-current portion	127,874	0
Xiaoshan Rural Commercial Bank [Member]
Short-term loans	1,041,667	0
Long-term loans - non-current portion	328,947	0
Secured short-term loans [Member]
Loan amount in RMB	14,600,000
Short-term loans	2,001,097	0
Secured short-term loans [Member] | China Guangfa Bank Co., Ltd. [Member]
Loan amount in RMB	5,000,000
Short-term loans	$ 685,307	0
Loan commencement date	Nov. 01, 2022
Loan maturity date	Oct. 31, 2023
Effective interest rate	3.95%
Secured short-term loans [Member] | Industrial Bank Co., Ltd [Member]
Loan amount in RMB	$ 2,000,000
Short-term loans	$ 274,123	0
Loan commencement date	Jan. 16, 2023
Loan maturity date	Jan. 14, 2024
Effective interest rate	5.13%
Secured short-term loans [Member] | Xiaoshan Rural Commercial Bank [Member]
Loan amount in RMB	$ 7,600,000
Short-term loans	$ 1,041,667	0
Loan commencement date	Jun. 19, 2023
Loan maturity date	Jun. 18, 2024
Effective interest rate	3.20%
Unsecured short-term loans [Member]
Loan amount in RMB	$ 3,000,000
Short-term loans	411,184	0
Unsecured short-term loans [Member] | Bank of Beijing Hangzhou Branch [Member]
Loan amount in RMB	3,000,000
Short-term loans	$ 411,184	0
Loan commencement date	Jan. 17, 2023
Loan maturity date	Jan. 17, 2024
Effective interest rate	4.65%
Total short-term loans [Member]
Loan amount in RMB	$ 17,600,000
Short-term loans	2,412,281	0
Secured long-term loans [Member] | Huaneng Guicheng Trust Co Ltd [Member]
Loan amount in RMB	$ 430,000	$ 575,000
Loan commencement date	Dec. 30, 2022	Aug. 14, 2022
Loan maturity date	Dec. 28, 2024	Aug. 01, 2024
Effective interest rate	12.91%	14.40%
Total long-term loans - current portion	$ 58,936	$ 80,832
Total long-term loans - non-current portion		57,988
Secured long-term loans [Member] | Huaneng Guicheng Trust Co Ltd One [Member]
Loan amount in RMB	$ 300,000
Loan commencement date	Aug. 01, 2023
Loan maturity date	Aug. 01, 2025
Effective interest rate	16.20%
Total long-term loans - current portion	$ 41,118	0
Total long-term loans - non-current portion		57,988
Secured long-term loans [Member] | Bank of Beijing Hangzhou Branch [Member]
Loan amount in RMB		$ 8,000,000
Loan commencement date		Apr. 06, 2022
Loan maturity date		Apr. 05, 2026
Effective interest rate		4.80%
Total long-term loans - current portion		$ 1,124,622
Secured long-term loans [Member] | China Resources Shenzhen Investment Trust Co Ltd One [Member]
Loan amount in RMB		$ 333,334
Loan commencement date		Apr. 30, 2021
Loan maturity date		Apr. 28, 2023
Effective interest rate		10.80%
Total long-term loans - current portion		$ 46,859
Secured long-term loans [Member] | WeBank Co., Ltd [Member]
Loan amount in RMB	$ 885,000
Loan commencement date	Apr. 12, 2023
Loan maturity date	Apr. 01, 2025
Effective interest rate	12.56%
Total long-term loans - current portion	$ 121,300	1,124,622
Secured long-term loans [Member] | WeBank Co., Ltd One [Member]
Loan amount in RMB	$ 500,000
Loan commencement date	May 15, 2023
Loan maturity date	May 15, 2025
Effective interest rate	9.00%
Total long-term loans - current portion	$ 68,531	1,124,622
Secured long-term loans [Member] | WeBank Co., Ltd Two [Member]
Loan amount in RMB	$ 479,167
Loan commencement date	Aug. 14, 2022
Loan maturity date	Aug. 01, 2024
Effective interest rate	14.40%
Total long-term loans - current portion	$ 65,675	1,124,622
Secured long-term loans [Member] | WeBank Co., Ltd Three [Member]
Loan amount in RMB	$ 90,000
Loan commencement date	May 15, 2023
Loan maturity date	May 01, 2025
Effective interest rate	13.86%
Total long-term loans - current portion	$ 12,336	1,124,622
Secured long-term loans [Member] | WeBank Co., Ltd Four [Member]
Loan amount in RMB	$ 67,500
Loan commencement date	Aug. 01, 2023
Loan maturity date	Jul. 28, 2025
Effective interest rate	14.11%
Total long-term loans - current portion	$ 9,252	1,124,622
Secured long-term loans [Member] | WeBank Co., Ltd Five [Member]
Loan amount in RMB	$ 64,500
Loan commencement date	Aug. 01, 2023
Loan maturity date	Aug. 01, 2025
Effective interest rate	12.78%
Total long-term loans - current portion	$ 8,840	1,124,622
Secured long-term loans [Member] | Jiangsu Suning Bank One [Member]
Loan amount in RMB	$ 210,000
Loan commencement date	May 15, 2023
Loan maturity date	May 01, 2025
Effective interest rate	13.86%
Total long-term loans - current portion	$ 28,783	1,124,622
Secured long-term loans [Member] | Jiangsu Suning Bank Two [Member]
Loan amount in RMB	$ 150,500
Loan commencement date	Aug. 01, 2023
Loan maturity date	Aug. 01, 2025
Effective interest rate	12.78%
Total long-term loans - current portion	$ 20,628	1,124,622
Secured long-term loans [Member] | Zhejiang Mintai Commercial Bank [Member]
Loan amount in RMB	$ 157,500
Loan commencement date	Aug. 01, 2023
Loan maturity date	Jul. 28, 2025
Effective interest rate	14.11%
Total long-term loans - current portion	$ 21,587	1,124,622
Secured long-term loans [Member] | Xiaoshan Rural Commercial Bank [Member]
Loan amount in RMB	$ 2,400,000
Loan commencement date	Jun. 19, 2023
Loan maturity date	Jun. 18, 2026
Effective interest rate	4.50%
Total long-term loans - current portion		1,124,622
Long-term loans - non-current portion	$ 328,947
long-term loans [Member] | China Resources Shenzhen Investment Trust Co Ltd [Member]
Loan amount in RMB	$ 600,000	$ 800,000
Loan commencement date	Jul. 01, 2022	Jul. 01, 2022
Loan maturity date	Jul. 01, 2024	Jul. 01, 2024
Effective interest rate	14.40%	14.40%
Total long-term loans - current portion		$ 112,462
Total long-term loans - non-current portion	$ 82,237
Secured long-term loans current [Member]
Loan amount in RMB	107,500
Total long-term loans - current portion	1,580,263	1,505,353
Long-term loans, non-current portiont [Member]
Loan amount in RMB	20,628
Total long-term loans - non-current portion	176,797
Long-term loans, non-current portiont [Member] | Huaneng Guicheng Trust Co Ltd [Member]
Loan amount in RMB	$ 107,500
Loan commencement date	Dec. 30, 2022
Loan maturity date	Dec. 28, 2024
Effective interest rate	12.91%
Long-term loans - non-current portion	$ 14,734	0
Long-term loans, non-current portiont [Member] | Huaneng Guicheng Trust Co Ltd One [Member]
Loan amount in RMB	$ 250,000	$ 412,500
Loan commencement date	Aug. 01, 2023	Aug. 14, 2022
Loan maturity date	Aug. 01, 2025	Aug. 01, 2024
Effective interest rate	16.20%	14.40%
Total long-term loans - current portion		$ 112,462
Total long-term loans - non-current portion	$ 34,265	57,988
Long-term loans, non-current portiont [Member] | Bank of Beijing Hangzhou Branch [Member]
Loan amount in RMB	$ 8,000,000
Loan commencement date	Apr. 03, 2023
Loan maturity date	Apr. 02, 2026
Effective interest rate	4.75%
Total long-term loans - current portion	$ 1,096,491
Long-term loans, non-current portiont [Member] | China Resources Shenzhen Investment Trust Co Ltd [Member]
Loan amount in RMB		$ 666,667
Loan commencement date		Jul. 01, 2022
Loan maturity date		Jul. 01, 2024
Effective interest rate		14.40%
Total long-term loans - current portion		$ 1,124,622
Long-term loans - non-current portion		93,719
Long-term loans, non-current portiont [Member] | Jiangsu Suning Bank Member
Loan amount in RMB	$ 122,500	$ 1,000,000
Loan commencement date	May 15, 2023	Sep. 02, 2022
Loan maturity date	May 01, 2025	Sep. 01, 2024
Effective interest rate	13.86%	12.00%
Long-term loans - non-current portion	$ 16,790	$ 140,578
Long-term loans, non-current portiont [Member] | WeBank Co., Ltd [Member]
Loan amount in RMB	$ 442,500
Loan commencement date	Apr. 12, 2023
Loan maturity date	Apr. 01, 2025
Effective interest rate	12.56%
Long-term loans - non-current portion	$ 60,651
Long-term loans, non-current portiont [Member] | WeBank Co., Ltd One [Member]
Loan amount in RMB	$ 333,333
Loan commencement date	May 15, 2023
Loan maturity date	May 15, 2025
Effective interest rate	9.00%
Long-term loans - non-current portion	$ 45,687
Long-term loans, non-current portiont [Member] | Jiangsu Suning Bank Two [Member]
Loan amount in RMB	$ 112,875
Loan commencement date	Aug. 01, 2023
Loan maturity date	Aug. 01, 2025
Effective interest rate	12.78%
Total long-term loans - current portion	$ 15,471
Long-term loans, non-current portiont [Member] | Zhejiang Mintai Commercial Bank [Member]
Loan amount in RMB	$ 131,250
Loan commencement date	Jul. 01, 2022
Loan maturity date	Jul. 01, 2024
Effective interest rate	14.40%
Long-term loans - non-current portion	$ 17,989
Long-term loans, non-current portiont [Member] | WeBank Co., Ltd Two [Member]
Loan amount in RMB	$ 56,250
Loan commencement date	Aug. 01, 2023
Loan maturity date	Aug. 01, 2025
Effective interest rate	13.86%
Long-term loans - non-current portion	$ 7,710
Long-term loans, non-current portiont [Member] | WeBank Co., Ltd Three [Member]
Loan amount in RMB	$ 52,500
Loan commencement date	Aug. 01, 2023
Loan maturity date	Jul. 28, 2025
Effective interest rate	14.11%
Long-term loans - non-current portion	$ 7,196
Long-term loans, non-current portiont [Member] | WeBank Co., Ltd Four [Member]
Loan amount in RMB	$ 48,375
Loan commencement date	Aug. 01, 2023
Loan maturity date	Aug. 01, 2025
Effective interest rate	12.78%
Long-term loans - non-current portion	$ 6,630
Long-term loans, current portiont [Member] | Jiangsu Suning Bank Member
Loan amount in RMB	$ 1,000,000	$ 1,000,000
Loan commencement date	Sep. 02, 2022	Sep. 02, 2022
Loan maturity date	Sep. 01, 2024	Sep. 01, 2024
Effective interest rate	12.00%	12.00%
Total long-term loans - current portion	$ 137,061	$ 140,578